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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:


/s/ Harrison T. Grodnick               Minneapolis, Minnesota   August 10, 2010
------------------------------------   ----------------------   ---------------
 [Signature]                                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         23

Form 13F Information Table Value Total:    566,160
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                        2

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
                                                                                                   VOTING AUTHORITY
                                                         VALUE            INVESTMENT    OTHER   ---------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (X1000)   SHARES  DISCRETION  MANAGERS    SOLE   SHARED  NONE
---------------------------  --------------  --------   -------  -------  ----------  --------  -------  ------  ----
3M Company                   COM             88579Y101   34722    439557     Sole       NONE     439557
Barrick Gold Corp            COM             067901108   16256    357979     Sole       NONE     357979
Brush Engineered Matls Inc   COM             117421107   20877   1044871     Sole       NONE    1044871
Cemex Sab DE CV              SPON ADR NEW    151290889   24029   2484854     Sole       NONE    2484854
Cenovus                      COM             15135U109   21900    849150     Sole       NONE     849150
Du Pont E I De Nemours & Co  COM             263534109   30854    891985     Sole       NONE     891985
Encana Corp                  COM             292505104   23657    779728     Sole       NONE     779728
Goldcorp Inc New             COM             380956409   39875    909352     Sole       NONE     909352
Ingersoll-Rand PLC           SHS             G47791101   26312    762889     Sole       NONE     762889
ITT Corp New                 COM             450911102   24067    535765     Sole       NONE     535765
Johnson & Johnson            COM             478160104   17567    297436     Sole       NONE     297436
Kraft Foods Inc              CL A            50075N104   30648   1094571     Sole       NONE    1094571
NCR Corp New                 COM             62886E108   25519   2105520     Sole       NONE    2105520
Newmont Mining Corp          COM             651639106   34250    554745     Sole       NONE     554745
Northstar Rlty Fin Corp      COM             66704R100      53     20000     Sole       NONE      20000
Pall Corp                    COM             696429307   19657    571925     Sole       NONE     571925
Potash Corp Sask Inc         COM             73755L107   23449    271900     Sole       NONE     271900
Pride Intl Inc Del           COM             74153Q102   10495    469774     Sole       NONE     469774
Siemens A G                  SPONSORED ADR   826197501   34099    380864     Sole       NONE     380864
Sony Corp                    ADR NEW         835699307   18947    710172     Sole       NONE     710172
TCF Finl Corp                COM             872275102   31875   1919021     Sole       NONE    1919021
Terex Corp                   COM             880779103   29010   1548032     Sole       NONE    1548032
Wabtec Corp                  COM             929740108   28042    702990     Sole       NONE     702990

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